Stockholders' Equity - Shares Outstanding (Details) - shares		Jun. 30, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common stock outstanding (in shares)		140,470,784
Treasury stock (in shares)		276,131	253,687
Class A common stock
Class of Stock [Line Items]
Common stock outstanding (in shares)		92,268,474	92,223,089
Class B common stock
Class of Stock [Line Items]
Common stock outstanding (in shares)		48,202,310	48,202,310
Multiple Shareholders | Class A common stock
Class of Stock [Line Items]
Common stock outstanding (in shares)	[1]	92,268,474
SunEdison | Class B common stock
Class of Stock [Line Items]
Common stock outstanding (in shares)		48,202,310

[1]	Class A common stockholders are comprised of public and private investors, executive officers, management and personnel who provide services to the Company. Shares of Class A common stock outstanding exclude 276,131 shares of common stock held in treasury. The total par value of Class A common stock reflected on the unaudited condensed consolidated balance sheet and unaudited condensed consolidated statement of stockholders' equity as of June 30, 2017 includes the shares of stock held in treasury.